UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number 811-10153

       Oppenheimer Select Managers Series - Mercury Advisors S&P 500 Index Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                         (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003 - June 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 June 30, 2003
--------------------------------------------------------------------------
 Assets

 Investments in Master S&P 500 Index Series                   $ 41,189,453
--------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                135,221
 Other                                                                 967
                                                               -----------
 Total assets                                                   41,325,641

--------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Shares of beneficial interest redeemed                             43,270
 Distribution and service plan fees                                 22,995
 Transfer and shareholder servicing agent fees                      10,794
 Registration and filing fees                                        4,524
 Shareholder reports                                                 4,087
 Trustees' compensation                                                659
 Legal, auditing and other professional fees                           205
 Custodian fees                                                         10
 Other                                                             108,637
                                                               -----------
 Total liabilities                                                 195,181


--------------------------------------------------------------------------
 Net Assets                                                    $41,130,460
                                                               ===========

--------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                               $43,029,574
--------------------------------------------------------------------------
 Undistributed net investment income                                61,642
--------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions       (1,230,686)
--------------------------------------------------------------------------
 Net unrealized depreciation on investments                       (730,070)
                                                               -----------
 Net Assets                                                    $41,130,460
                                                               ===========


6  |  OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS S&P 500(R) INDEX FUND

--------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $8,877,470 and 1,177,545 shares of beneficial interest outstanding)       $7.54
 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering price)                                                  $8.00
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $6,728,551 and 904,516 shares of beneficial
 interest outstanding)                                                     $7.44
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $7,543,992 and 1,014,755 shares of beneficial
 interest outstanding)                                                     $7.43
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $17,979,506 and 2,399,865 shares of beneficial
 interest outstanding)                                                     $7.49
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share
 (based on net assets of $941 and 123 shares of beneficial
 interest outstanding)                                                     $7.65


 See accompanying Notes to Financial Statements.


7  |  OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS S&P 500(R) INDEX FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended June 30, 2003
----------------------------------------------------------------------------------------------------
 Net Investment Income Allocated from Master S&P 500 Index Series

 Investment income                                                                      $    296,794
----------------------------------------------------------------------------------------------------
 Expenses                                                                                      6,496
                                                                                          ----------
 Total investment income from Master S&P 500 Index Series                                    290,298

 Fund Income and Expenses
----------------------------------------------------------------------------------------------------
 Investment Income

 Interest from short-term obligations                                                             44

----------------------------------------------------------------------------------------------------
 Expenses

 Distribution and service plan fees:
 Class A                                                                                       8,993
 Class B                                                                                      26,150
 Class C                                                                                      29,866
 Class N                                                                                      36,454
----------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                      28,818
 Class B                                                                                      18,332
 Class C                                                                                      17,351
 Class N                                                                                      34,842
 Class Y                                                                                          29
----------------------------------------------------------------------------------------------------
 Administrative fees                                                                          82,767
----------------------------------------------------------------------------------------------------
 Shareholder reports                                                                          24,868
----------------------------------------------------------------------------------------------------
 Legal, auditing and other professional fees                                                   3,177
----------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                        2,731
----------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                      56
----------------------------------------------------------------------------------------------------
 Other                                                                                        38,480
                                                                                          ----------
 Total expenses                                                                              352,914
 Less voluntary reimbursement of expenses                                                    (73,757)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A             (20,878)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B             (11,481)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C              (7,883)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class N             (10,186)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class Y                 (29)
                                                                                          ----------
 Net expenses                                                                                228,700

----------------------------------------------------------------------------------------------------
 Net Investment Income                                                                        61,642

----------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized loss on investments                                                            (35,909)
----------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                                      3,847,585

----------------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                                     $3,873,318
                                                                                          ==========


 See accompanying Notes to Financial Statements.

8  |  OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS S&P 500(R) INDEX FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             Six Months            Year
                                                                                  Ended           Ended
                                                                          June 30, 2003    December 31,
                                                                            (Unaudited)            2002
-------------------------------------------------------------------------------------------------------
Operations

Net investment income                                                       $    61,642     $    63,469
-------------------------------------------------------------------------------------------------------
Net realized loss                                                               (35,909)       (929,632)
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                          3,847,585      (4,893,113)
                                                                            ---------------------------
Net increase (decrease) in net assets resulting from operations               3,873,318      (5,759,276)

-------------------------------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders

Dividends from net investment income:
Class A                                                                              --         (23,993)
Class B                                                                              --              --
Class C                                                                              --              --
Class N                                                                              --         (43,513)
Class Y                                                                              --              (2)

-------------------------------------------------------------------------------------------------------
Beneficial Interest Transactions

Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                       1,686,194       4,148,608
Class B                                                                       1,902,966       3,813,804
Class C                                                                       1,885,266       4,395,652
Class N                                                                       3,232,265      10,658,816
Class Y                                                                              --             (12)

-------------------------------------------------------------------------------------------------------
Net Assets

Total increase                                                               12,580,009      17,190,084
-------------------------------------------------------------------------------------------------------
Beginning of period                                                          28,550,451      11,360,367
                                                                            ---------------------------
End of period [including undistributed net investment income of $61,642
for the six months ended June 30, 2003]                                     $41,130,460     $28,550,451
                                                                            ===========================



 See accompanying Notes to Financial Statements.




9  |  OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS S&P 500(R) INDEX FUND

FINANCIAL HIGHLIGHTS

                                                    Six Months                     Year
                                                         Ended                    Ended
                                                 June 30, 2003                 Dec. 31,
Class A                                            (Unaudited)         2002      2001 1
---------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                   $ 6.77       $ 8.85      $10.00
---------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                     .02          .03         .01
 Net realized and unrealized gain (loss)                   .75        (2.08)      (1.16)
                                                        -------------------------------
 Total from investment operations                          .77        (2.05)      (1.15)
---------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       --         (.03)         --
---------------------------------------------------------------------------------------
 Net asset value, end of period                         $ 7.54       $ 6.77      $ 8.85
                                                        ===============================

---------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                      11.37%      (23.21)%    (11.50)%

---------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)               $8,877       $6,334      $3,598
---------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $7,396       $5,202      $1,397
---------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                    0.74%        0.62%       0.33%
 Expenses, gross                                          2.00%        2.03%       1.87%
 Expenses, net                                            0.99% 4,5    1.08% 4,5   0.99% 4,5
---------------------------------------------------------------------------------------
 Portfolio turnover rate 6                                1.06%        4.59%       3.21%



1. For the period from February 16, 2001 (commencement of operations) to December 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Net of voluntary reimbursement of expenses.
5. Net of voluntary waiver of transfer agent fees.
6. Portfolio turnover rate is representative of the portfolio turnover rate of the Master S&P 500 Index Fund included elsewhere in this report.

 See accompanying Notes to Financial Statements.

10  |  OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS S&P 500(R) INDEX FUND

                                                    Six Months                     Year
                                                         Ended                    Ended
                                                 June 30, 2003                 Dec. 31,
Class B                                            (Unaudited)         2002      2001 1
---------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                   $ 6.71       $ 8.80      $10.00
---------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                               -- 2         --        (.01)
 Net realized and unrealized gain (loss)                   .73        (2.09)      (1.19)
                                                        -------------------------------
 Total from investment operations                          .73        (2.09)      (1.20)
---------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       --           --          --
---------------------------------------------------------------------------------------
 Net asset value, end of period                          $7.44        $6.71       $8.80
                                                        ===============================

---------------------------------------------------------------------------------------
 Total Return, At Net Asset Value 3                      10.88%      (23.75)%    (12.00)%

---------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)               $6,729       $4,184      $1,189
---------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $5,287       $2,929      $  468
---------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment loss                                     (0.02)%      (0.10)%     (0.40)%
 Expenses, gross                                          2.66%        2.78%       2.65%
 Expenses, net                                            1.78% 5,6    1.83% 5,6   1.68% 5,6
---------------------------------------------------------------------------------------
 Portfolio turnover rate 7                                1.06%        4.59%       3.21%



1. For the period from February 16, 2001 (commencement of operations) to December 31, 2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Net of voluntary reimbursement of expenses.
6. Net of voluntary waiver of transfer agent fees.
7. Portfolio turnover rate is representative of the portfolio turnover rate of the Master S&P 500 Index Fund included elsewhere in this report.

See accompanying Notes to Financial Statements.

11  |  OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS S&P 500(R) INDEX FUND

FINANCIAL HIGHLIGHTS  Continued

                                                    Six Months                     Year
                                                         Ended                    Ended
                                                 June 30, 2003                 Dec. 31,
Class C                                            (Unaudited)         2002      2001 1
---------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                   $ 6.70       $ 8.79      $10.00
---------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                               -- 2         --        (.01)
 Net realized and unrealized gain (loss)                   .73        (2.09)      (1.20)
                                                        -------------------------------
 Total from investment operations                          .73        (2.09)      (1.21)
---------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       --           --          --
---------------------------------------------------------------------------------------
 Net asset value, end of period                          $7.43        $6.70       $8.79
                                                        ===============================

---------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                      10.90%      (23.78)%    (12.10)%

---------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)               $7,544       $4,952      $1,558
---------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $6,037       $3,592      $  500
---------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment loss                                     (0.02)%      (0.10)%     (0.39)%
 Expenses, gross                                          2.54%        2.70%       2.64%
 Expenses, net                                            1.84% 5,6    1.80% 5,6   1.76% 5,6
---------------------------------------------------------------------------------------
 Portfolio turnover rate 7                                1.06%        4.59%       3.21%



1. For the period from February 16, 2001 (commencement of operations) to December 31, 2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Net of voluntary reimbursement of expenses.
6. Net of voluntary waiver of transfer agent fees.
7. Portfolio turnover rate is representative of the portfolio turnover rate of the Master S&P 500 Index Fund included elsewhere in this report.

See accompanying Notes to Financial Statements.

12  |  OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS S&P 500(R) INDEX FUND

                                                    Six Months                     Year
                                                         Ended                    Ended
                                                 June 30, 2003                 Dec. 31,
Class N                                            (Unaudited)         2002      2001 1
---------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                   $ 6.74       $ 8.82      $ 9.54
---------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                     .02          .02          --
 Net realized and unrealized gain (loss)                   .73        (2.08)       (.72)
                                                        -------------------------------
 Total from investment operations                          .75        (2.06)       (.72)
---------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       --         (.02)         --
---------------------------------------------------------------------------------------
 Net asset value, end of period                          $7.49        $6.74       $8.82
                                                        ===============================

---------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                      11.13%      (23.33)%     (7.55)%

---------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)              $17,980      $13,080      $5,014
---------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $14,730      $ 9,977      $1,425
---------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                    0.48%        0.38%       0.07%
 Expenses, gross                                          1.94%        2.16%       2.14%
 Expenses, net                                            1.36% 4,5    1.29% 4,5   1.40% 4,5
---------------------------------------------------------------------------------------
 Portfolio turnover rate 6                                1.06%        4.59%       3.21%



1. For the period from March 1, 2001 (commencement of operations) to December 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Net of voluntary reimbursement of expenses.
5. Net of voluntary waiver of transfer agent fees.
6. Portfolio turnover rate is representative of the portfolio turnover rate of the Master S&P 500 Index Fund included elsewhere in this report.

See accompanying Notes to Financial Statements.

13  |  OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS S&P 500(R) INDEX FUND

FINANCIAL HIGHLIGHTS  Continued


                                                    Six Months                     Year
                                                         Ended                    Ended
                                                 June 30, 2003                 Dec. 31,
Class Y                                            (Unaudited)         2002      2001 1
---------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                   $ 6.83       $ 8.90      $10.00
---------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                     .07          .07         .04
 Net realized and unrealized gain (loss)                   .75        (2.12)      (1.14)
                                                        -------------------------------
 Total from investment operations                          .82        (2.05)      (1.10)
---------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       --         (.02)         --
---------------------------------------------------------------------------------------
 Net asset value, end of period                          $7.65        $6.83       $8.90
                                                        ===============================

---------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                      12.01%      (23.06)%    (11.00)%

---------------------------------------------------------------------------------------
 Ratios/supplemental Data

 Net assets, end of period (in thousands)                   $1           $1          $1
---------------------------------------------------------------------------------------
 Average net assets (in thousands)                          $1           $1          $1
---------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                    1.61%        0.80%       0.57%
 Expenses, gross                                          6.80%       46.32%     384.04%
 Expenses, net                                            0.52% 4,5    0.83% 4,5   0.62% 4,5
---------------------------------------------------------------------------------------
 Portfolio turnover rate 6                                1.06%        4.59%       3.21%



1. For the period from February 16, 2001 (commencement of operations) to December 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Net of voluntary reimbursement of expenses.
5. Net of voluntary waiver of transfer agent fees.
6. Portfolio turnover rate is representative of the portfolio turnover rate of the Master S&P 500 Index Fund included elsewhere in this report.

See accompanying Notes to Financial Statements.

14  |  OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS S&P 500(R) INDEX FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited



--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Select Managers Mercury S&P 500(R) Index Fund (the Fund) is a separate series of Oppenheimer Select Managers, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund invests substantially all of its assets in the Master S&P 500 Index Series of the Quantitative Master Series Trust (the Trust), a registered open-end investment company that has the same goals as the Fund. The financial statements of the Trust are included elsewhere in this report and should be read with the Fund's financial statements. The percentage of the Trust owned by the Fund at June 30, 2003 was 1.95%. As of June 30, 2003 the total return for the Master S&P 500 Index Fund was 11.80%. The Fund's investment objective is to seek to match the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") as closely as possible before the deduction of Fund expenses. The Fund's administrator is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. The Fund's investment in the Trust is valued based on the daily reported net asset value of the Trust. Valuation of securities held by the Trust is discussed in the notes to Master S&P 500 Index Series included elsewhere in this report.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of June 30, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $1,090,163. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2003, the Fund did not use carryforward to offset capital gains realized. During the year ended December 31, 2002, the Fund did not use carryforward to offset capital gains realized.

 As of December 31, 2002, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:
                              Expiring
                              -------------------------
                              2009           $  200,753
                              2010              853,501
                                             ----------
                              Total          $1,054,254
                                             ==========

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Capital gain distributions, if any, are declared and paid monthly.


15  |  OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS S&P 500(R) INDEX FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

 The tax character of distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 was as follows:

                                       Six Months Ended               Year Ended
                                          June 30, 2003        December 31, 2002
         -----------------------------------------------------------------------
         Distributions paid from:
         Ordinary income                            $--                  $67,508

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                       Six Months Ended June 30, 2003          Year Ended December 31, 2002
                                                             Shares            Amount              Shares            Amount
----------------------------------------------------------------------------------------------------------------------------
 Class A
 Sold                                                       412,347       $ 2,848,070             780,715       $ 6,024,191
 Dividends and/or distributions reinvested                       --                --               3,389            23,559
 Redeemed                                                  (170,029)       (1,161,876)           (255,444)       (1,899,142)
                                                           -----------------------------------------------------------------
 Net increase                                               242,318       $ 1,686,194             528,660       $ 4,148,608
                                                           =================================================================

----------------------------------------------------------------------------------------------------------------------------
 Class B
 Sold                                                       360,069       $ 2,445,352             616,148       $ 4,695,369
 Dividends and/or distributions reinvested                       --                --                  --                --
 Redeemed                                                   (79,241)         (542,386)           (127,633)         (881,565)
                                                           -----------------------------------------------------------------
 Net increase                                               280,828       $ 1,902,966             488,515       $ 3,813,804
                                                           =================================================================

----------------------------------------------------------------------------------------------------------------------------
 Class C
 Sold                                                       367,153       $ 2,509,212             746,146       $ 5,682,782
 Dividends and/or distributions reinvested                       --                --                  --                --
 Redeemed                                                   (91,101)         (623,946)           (184,645)       (1,287,130)
                                                           -----------------------------------------------------------------
 Net increase                                               276,052       $ 1,885,266             561,501       $ 4,395,652
                                                           =================================================================

----------------------------------------------------------------------------------------------------------------------------
 Class N
 Sold                                                       788,384       $ 5,466,978           1,916,160       $14,688,292
 Dividends and/or distributions reinvested                       --                --               6,101            42,162
 Redeemed                                                  (329,416)       (2,234,713)           (549,800)       (4,071,638)
                                                           -----------------------------------------------------------------
 Net increase                                               458,968       $ 3,232,265           1,372,461       $10,658,816
                                                           =================================================================



16  |  OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS S&P 500(R) INDEX FUND

                                                       Six Months Ended June 30, 2003          Year Ended December 31, 2002
                                                             Shares            Amount              Shares            Amount
----------------------------------------------------------------------------------------------------------------------------
 Class Y
 Sold                                                            --     $          --                  --      $         --
 Dividends and/or distributions reinvested                       --                --                  --                --
 Redeemed                                                        --                --                  (2)              (12)
                                                           -----------------------------------------------------------------
 Net increase (decrease)                                         --     $          --                  (2)     $        (12)
                                                           =================================================================




--------------------------------------------------------------------------------
 3. Fees and Other Transactions With Affiliates
 Administration Fees. Administration Fees Paid to the Manager Were in Accordance with the administration agreement with the Fund which provides for a fee at an annual rate of 0.50% of the average annual net assets of the Fund. During the six months ended June 30, 2003, the Fund paid $82,767 to the Manager for administration services.
--------------------------------------------------------------------------------

 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund.
 The Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
Distribution and service plan (12b-1) fees. Under its general distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                                  Aggregate          Class a       Concessions       Concessions      Concessions       Concessions
                                  Front-End        Front-End        On Class A        On Class B       On Class C        On Class N
                              Sales Charges    Sales Charges            Shares            Shares           Shares            Shares
                                 On Class a      Retained by       Advanced by       Advanced by      Advanced by       Advanced by
 Six Months Ended                    Shares      Distributor     Distributor 1     Distributor 1    Distributor 1     Distributor 1
-----------------------------------------------------------------------------------------------------------------------------------
 June 30, 2003                      $42,361          $13,472            $3,373           $57,443          $18,642           $26,767

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                                             Class A                   Class B                   Class C                    Class N
                                 Contingent Deferred       Contingent Deferred       Contingent Deferred        Contingent Deferred
                                      Sales Charges              Sales Charges            Sales Charges               Sales Charges
                                        Retained by               Retained by               Retained by                Retained by
 Six Months Ended                        Distributor               Distributor               Distributor                Distributor
-----------------------------------------------------------------------------------------------------------------------------------
 June 30, 2003                                    $--                   $7,977                    $2,010                    $11,960


--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended June 30, 2003, expense under the Class A Plan totaled $8,993, all of which were paid by the Distributor to recipients, which included $239 retained by the Distributor and $343 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

17  |  OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS S&P 500(R) INDEX FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 3. Fees and Other Transactions with Affiliates Continued
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset- based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the six months ended June 30, 2003, were as follows:

                                                                                                           Distributor's Aggregate
                                                                                Distributor's Aggregate               Unreimbursed
                                      Total Payments          Amount Retained     Unreimbursed Expenses           Expenses as % of
                                          Under Plan            by Distributor                Under Plan       Net Assets of Class
----------------------------------------------------------------------------------------------------------------------------------
 Class B Plan                                $26,150                   $18,084                  $249,201                     3.70%
 Class C Plan                                 29,866                    16,509                   140,979                      1.87
 Class N Plan                                 36,454                    19,946                   493,935                      2.75


--------------------------------------------------------------------------------
 4. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at June 30, 2003.

--------------------------------------------------------------------------------
 5. Fund Reorganization
 In April 2003, the Board of Trustees approved the reorganization of Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund with and into Oppenheimer Growth Fund. Shareholders of Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund will be asked to approve a reorganization whereby shareholders would receive shares of Oppenheimer Growth Fund. If shareholder approval is received, it is expected that the reorganization will occur during the fourth quarter of calendar 2003.

--------------------------------------------------------------------------------
 Portfolio Proxy Voting Policies and Procedures
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


18  |  OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS S&P 500(R) INDEX FUND

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)